CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents (Note 4)	$ 14,237,828	$ 57,677,370
Assets held for sale (Note 7)	0	450,000
Marketable securities (Notes 5, 6)	698,939	892,271
Deposits, advances and other (Note 12)	2,654,371	194,802
Total current assets	17,591,138	59,214,443
Property, plant and equipment, net (Note 7)	19,265,482	19,125,626
Total assets	36,856,620	78,340,069
Current Liabilities:
Accounts payable and accrued expenses	1,496,457	2,076,131
Accrued interest	1,165,496	234,545
Current portion - convertible notes (Notes 12, 14)	2,490,000	0
Total current liabilities	5,151,953	2,310,676
Convertible notes (Notes 12, 14)	67,517,500	101,833,491
Total liabilities	72,669,453	104,144,167
SHAREHOLDERS’ EQUITY
Common shares and equity units	246,296,902	244,023,265
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,426,676	17,143,278
Accumulated deficit	(306,562,696)	(292,183,986)
Accumulated other comprehensive income (loss)	(145,318)	41,742
Total shareholders’ deficit	(35,812,833)	(25,804,098)
Total liabilities and shareholders’ deficit	$ 36,856,620	$ 78,340,069